INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Loss before tax	$ (42,802)	$ (19,251)	$ (57,586)
Income tax benefit calculated at corporate rate	(7,264)	(3,273)	(9,790)
Adjusted for:
Effect Of Income Exempted From Tax	0	1,619	0
Effect of expenses that are not deductible in determining taxable profit	13,469	2,057	9,632
Effect of different tax rates of subsidiaries operating in other jurisdictions	(1,118)	(107)	(851)
Effect of income not taxable in determining taxable profit	(4,409)	0	0
Effect of tax losses disallowed to be brought forward	0	1,494	4,277
(Over) under provision of tax in prior year	7	(128)	(47)
Effect of different tax rate applied for capital gains	0	(273)	0
Withholding tax	0	0	5
Tax expense (income), continuing operations	$ 685	$ 1,389	$ 3,226